401(k) Plan	12 Months Ended
Dec. 31, 2012
401(k) Plan
(9)	401(k) Plan

On January 1, 2002, the Company adopted a tax qualified employee savings and retirement plan (the “401(k) Plan”) covering eligible employees. Pursuant to the 401(k) Plan, employees may elect to reduce current compensation by a percentage of eligible compensation, not to exceed legal limits, and contribute the amount of such reduction to the 401(k) Plan. The 401(k) Plan permits but does not require additional matching and profit sharing contributions to the 401(k) Plan by the Company on behalf of the participants. The Company did not make any contributions to the 401(k) Plan during the years ended December 31, 2012 and 2011.